Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

17. Quarterly Financial Data (Unaudited)

As disclosed in Note 2, the Company restated its unaudited condensed consolidated financial statements for the fiscal quarters ended September 30, 2010 and December 31, 2010 as reflected in amended Quarterly Reports on Form 10-Q/A for the applicable periods and is reflected in the information below:

	For the fiscal year ended March 31, 2011:
(In thousands, except per share amount)
		September 30,	December 31,
	June 30,	2010	2010	March 31,
Three Months Ended	2010	(Restated)	(Restated)	2011
Total revenue	$97,209	$98,073	$31,570	$59,751
Operating income (loss)	16,081	13,080	(22,960)	(184,184)
Net income (loss)	9,170	7,839	(18,158)	(185,135)
Net income (loss) per common share—basic	0.20	0.17	(0.38)	(3.67)
Net income (loss) per common share—diluted	0.20	0.17	(0.38)	(3.67)

For the fiscal year ended March 31, 2010:

	June 30,	September 30,	December 31,	March 31,
Three Months Ended	2009	2009	2009	2010
Total revenue	$73,000	$74,672	$80,659	$87,624
Operating income	6,391	10,330	10,440	11,500
Net income	1,792	4,340	5,179	4,937
Net income per common share—basic	0.04	0.10	0.12	0.11
Net income per common share—diluted	0.04	0.10	0.11	0.11

     The Company recorded the following material charges in the fourth quarter of its consolidated financial statements for the fiscal year ended March 31, 2011:

Impact on loss before income tax expense for the quarterly period ended March 31, 2011:
Increase in provision for excess and obsolete inventory	$61,216
Loss on purchase commitments	38,763
Goodwill and long-lived asset impairment	49,955
Write-off of prepaid value added taxes	5,355
Total impact on loss before income tax expenses for the quarterly period ended March 31, 2011	$155,289